Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
INCOME TAXES

NOTE 11 - INCOME TAXES

As of December 31, 2016, the Company had US federal and state net operating loss (“NOLs”) carryovers of $24,152,902 and $12,469,752, respectively, available to offset future taxable income, which expire beginning in 2033. In addition, the Company had tax credit carryforwards of $187,856 at December 31, 2016 that will be available to reduce future tax liabilities. The tax credit carryforwards will begin to expire beginning in 2033.

In accordance with Section 382 of the Internal Revenue Code, deductibility of the Company’s NOLs may be subject to an annual limitation in the event of a change of control. The Company has determined that a change of control has not occurred as of December 31, 2016 and therefore none of the NOLs are limited under Section 382. The Company has no material uncertain tax positions for any of the reporting periods presented. The Company has filed all of its tax returns for all prior periods through December 31, 2015. As a result, the Company’s net operating loss carryovers will now be available to offset any future taxable income.

The Company is subject to taxation in the United States and various states. As of December 31, 2016 the Company’s tax years post 2012 are subject to examination by the tax authorities. With few exceptions, as of December 31, 2016 the Company is no longer subject to U.S. federal or state examinations by tax authorities for years before December 31, 2013.

The income tax provision consists of the following:

	December 31,
	2016	2015
Current
Federal	$-	$-
State	5,749	4,307
	5,749	4,307
Deferred
Federal	(2,843,866)	(3,543,673)
State	(281,625)	(362,722)
	(3,125,491)	(3,906,395)
Change in valuation allowance	3,315,776	3,906,395
Total income tax provision	$196,035	$4,307

A reconciliation of the effective income tax rate and the statutory federal income tax rate is as follows:

	December 31,
	2016	2015
U.S. federal statutory rate	34.00%	34.00%
State income tax rate, net of federal benefit	1.45	1.81
Inducement expenses	-	(2.33)
Other permanent differences	(10.60)	(3.63)
Less: valuation allowance	(26.41)	(29.88)
Provision for income taxes	(1.56)%	(.03)%

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts became deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, Management believes that significant uncertainties exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2016 and 2015, the change in valuation allowance was $3,315,776 and $3,906,395.

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are presented below:

	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforward	$8,887,756	$6,109,750
Tax credits	187,856	177,909
Accruals and reserves	546,286	315,580
Restricted stock	42,140	4,238
Tangible and intangible assets	62,352	-
Charitable donations	3,738	3,759
Total deferred tax assets before valuation allowance:	$9,730,128	$6,611,236
Valuation allowance	(9,920,414)	(6,604,638)
Deferred tax assets, net of valuation allowance	(190,286)	6,598

Deferred tax liabilities:
Fixed assets	$-	$(6,598)
Convertible debt	-
Total deferred tax liabilities	-	(6,598)

Net deferred tax asset (liability)	$(190,286)	$-